Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings[ [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning balance at Dec. 31, 2014				$ (164,250)	$ (633)	$ (164,883)
Beginning balance, shares at Dec. 31, 2014
Net income				5,612,025		5,612,025
Share contribution	$ 20,000					20,000
Share contribution, shares	20,000,000
Capital contribution		24,503,664				24,503,664
Appropriations of statutory reserves			545,013	(545,013)
Foreign currency translation gain					(1,645,416)	(1,645,416)
Ending balance at Dec. 31, 2015	$ 20,000	24,503,664	545,013	4,902,762	(1,646,049)	28,325,390
Ending balance, shares at Dec. 31, 2015	20,000,000
Net income				13,888,767		13,888,767
Capital contribution		(15,356,266)				(15,356,266)
Appropriations of statutory reserves			1,112,071	(1,112,071)
Foreign currency translation gain					(1,468,548)	(1,468,548)
Ending balance at Dec. 31, 2016	$ 20,000	9,147,398	1,657,084	17,679,458	(3,114,597)	25,389,343
Ending balance, shares at Dec. 31, 2016	20,000,000
Net income				24,048,184		24,048,184
Appropriations of statutory reserves			171,517	(171,517)
Foreign currency translation gain					2,382,488	2,382,488
Proceeds from issuance of common stock, net of offering costs	$ 2,023	18,203,499				18,205,522
Proceeds from issuance of common stock, net of offering costs, shares	2,023,146
Proceeds from issuance of underwriter’s warrants	$ 91	1,090,148				1,090,239
Proceeds from issuance of underwriter’s warrants, shares	91,042
Ending balance at Dec. 31, 2017	$ 22,114	$ 28,441,045	$ 1,828,601	$ 41,556,125	$ (732,109)	$ 71,115,776
Ending balance, shares at Dec. 31, 2017	22,114,188